Income Taxes - Summary Of the Income Tax Provision (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Federal, Current					$ 861,364	$ 630,070
Federal, Deferred					(386,973)	(239,426)
State and local, Current					53	(4)
State and local, Deferred					0
Change in valuation allowance					386,973	239,426
Income tax provision	$ 17,218	$ (86,851)	$ 70,349	$ 945,277	$ 861,417	$ 630,066